Note 10 - Summary of Stock Options (Details) - Stock-based Compensation Expense Included in the Statement of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 113,346	$ 16,284	$ 143,643	$ 66,001
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	101	976	667	(7,016)
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 113,245	$ 15,308	$ 142,976	$ 73,017